Share Options - Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Dividend yield (%)
Expected life (years)	6 years 3 months	6 years 3 months
Minimum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility (%)	63.47%	60.51%
Risk-free interest rate (%)	4.20%	3.90%
Exercise price ($) (in Dollars per share)	$ 1.65	$ 2.3
Share price ($) (in Dollars per share)	$ 1.65	$ 2.4
Maximum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility (%)	64.14%	61.52%
Risk-free interest rate (%)	4.30%	4.50%
Exercise price ($) (in Dollars per share)	$ 1.88	$ 4
Share price ($) (in Dollars per share)	$ 1.97	$ 4